Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000248863 [Member]
Shareholder Report [Line Items]
Fund Name	Gramercy Emerging Markets Debt Fund
Class Name	Institutional Class
Trading Symbol	GFEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Gramercy Emerging Markets Debt Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/. You can also request this information by contacting us at (800) 207-7108.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gramercy Emerging Markets Debt Fund (Institutional Class/GFEMX)	$42	0.85%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[1]
Net Assets	$ 2,196,558
Holdings Count | Holding	0
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund's net assets	$2,196,558
Total number of portfolio holdings	0
Portfolio turnover rate as of the end of the reporting period	62%

Holdings [Text Block]
Graphical Representation of Holdings
As of June 30, 2026, the Fund held $(251) or -0.01% of total net assets, in forward foreign currency exchange contracts and $2,196,809 or 100.01% of total net assets, in cash, cash equivalents and other assets less liabilities.

Material Fund Change [Text Block]
Material Fund Changes
The Plan of Liquidation for the Gramercy Emerging Markets Debt Fund (the "Fund") was approved by the Trust's Board at a meeting on June 10-11, 2026.  The Plan of Liquidation authorized the termination, liquidation, and dissolution of the Fund.  At the close of business on July 31, 2026, the Fund made a liquidating distribution to each remaining shareholder equal to the value of the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and the Fund was dissolved.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's prospectus at https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/ or upon request at (800) 207-7108.

Summary of Change Legend [Text Block]
This is a summary of certain planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's prospectus at https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/ or upon request at (800) 207-7108.

Updated Prospectus Phone Number	(800) 207-7108
Updated Prospectus Web Address	https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/
C000248864 [Member]
Shareholder Report [Line Items]
Fund Name	Gramercy Emerging Markets Debt Fund
Class Name	Class A
Trading Symbol	GFEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Gramercy Emerging Markets Debt Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/. You can also request this information by contacting us at (800) 207-7108.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gramercy Emerging Markets Debt Fund (Class A/GFEAX)	$55	1.10%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%	[2]
Net Assets	$ 2,196,558
Holdings Count | Holding	0
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund's net assets	$2,196,558
Total number of portfolio holdings	0
Portfolio turnover rate as of the end of the reporting period	62%

Holdings [Text Block]
Graphical Representation of Holdings
As of June 30, 2026, the Fund held $(251) or -0.01% of total net assets, in forward foreign currency exchange contracts and $2,196,809 or 100.01% of total net assets, in cash, cash equivalents and other assets less liabilities.

Material Fund Change [Text Block]
Material Fund Changes
The Plan of Liquidation for the Gramercy Emerging Markets Debt Fund (the "Fund") was approved by the Trust's Board at a meeting on June 10-11, 2026.  The Plan of Liquidation authorized the termination, liquidation, and dissolution of the Fund.  At the close of business on July 31, 2026, the Fund made a liquidating distribution to each remaining shareholder equal to the value of the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and the Fund was dissolved.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's prospectus at https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/ or upon request at (800) 207-7108.

Summary of Change Legend [Text Block]
This is a summary of certain planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's prospectus at https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/ or upon request at (800) 207-7108.

Updated Prospectus Phone Number	(800) 207-7108
Updated Prospectus Web Address	https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/

[1]	Annualized.
[2]	Annualized.